Debt - Schedule of Transaction Costs (Details) - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Changes To Borrowing [Roll Forward]
Interest accrued	$ 2,351,062	$ 889,351	$ 304,091	$ 5,269,195	$ 304,091
Senior Secured Bridge Loan Facility Warrants
Changes To Borrowing [Roll Forward]
Beginning balance		16,515,692		16,677,872	0
Additions				21,700,000	20,000,000
Transaction cost and arrangement fees		1,162		(4,730,099)	(3,439,649)
Interest and commitment fee paid in cash		(728,333)		(2,833,156)	(348,750)
Ending balance	$ 36,083,812	$ 16,677,872	$ 16,515,692	$ 36,083,812	$ 16,515,692